Derivative Financial Instruments	3 Months Ended
Mar. 31, 2026
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 4. DERIVATIVE FINANCIAL INSTRUMENTS

Set forth below are the summarized amounts, terms and gross fair values of outstanding commodity derivative instruments as of March 31, 2026 (Successor):

	Volumes	Weighted Average Price	Fair Value
Oil Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
April - December 2026	828	59.19	$(17,516)
January - December 2027	1,041	59.32	(10,003)
January - December 2028	487	57.80	(4,383)
January - December 2029	15	64.41	$(20)
Total	2,371		(31,922)

	Volumes	Weighted Average Price	Fair Value
Natural Gas Swaps:	(in MMBtu)	($ per MMBtu)	(in thousands)
April - December 2026	18,415	5.85	$45,424
January - December 2027	22,195	4.14	7,795
January - December 2028	20,358	3.55	(4,316)
January - December 2029	17,080	3.57	(1,306)
January - December 2030	15,340	3.55	(799)
Thereafter	7,314	3.63	98
Total	100,702		$46,896

	Volumes	Basis Differential	Fair Value
Natural Gas Basis Swaps:	(in MMBtu)	($ per MMBtu)	(in thousands)
April - December 2026	17,665	(0.49)	$4,854
January - December 2027	19,053	(0.30)	4,017
January - December 2028	4,508	(0.26)	(24)
Total	41,226		8,847

	Volumes	Weighted Average Price	Fair Value
Natural Gas Liquids Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
April - December 2026	1,611	21.66	$(15,034)
January - December 2027	1,861	23.23	(8,291)
January - December 2028	1,384	25.79	(849)
Total	4,856		$(24,174)

Set forth below are the summarized amounts, terms and gross fair values of outstanding commodity derivative instruments as of December 31, 2025 (Predecessor):

	Volumes	Weighted Average Price	Fair Value
Oil Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
January - December 2026	990	57.45	$395
January - December 2027	902	58.22	698
January - December 2028	422	56.67	(662)
Total	2,314		$431

	Volumes	Weighted Average Price	Fair Value
Natural Gas Swaps:	(in MMBtu)	($ per MMBTU)	(in thousands)
January - December 2026	21,071	3.19	$(11,117)
January - December 2027	19,133	3.68	(3,676)
January - December 2028	17,664	3.57	(2,267)
January - December 2029	16,454	3.55	(899)
January - December 2030	15,340	3.55	(783)
Thereafter	7,314	3.63	852
Total	96,976		$(17,890)

	Volumes	Basis Differential	Fair Value
Natural Gas Basis Swaps:	(in MMBtu)	($ per MMBTU)	(in thousands)
January - December 2026	21,071	(0.32)	$6,807
January - December 2027	18,944	(0.30)	741
Total	40,015		$7,548

	Volumes	Weighted Average Price	Fair Value
Natural Gas Liquids Swaps:	(in Bbls)	($ per Bbl)	(in thousands)
January - December 2026	1,894	22.10	$(3,550)
January - December 2027	1,671	22.69	(2,105)
January - December 2028	1,295	25.66	1,367
Total	4,860		$(4,288)

Below is a reconciliation of the gross open positions by commodity to the net open positions presented on the condensed consolidated balance sheet as of March 31, 2026 (Successor):

	Current		Noncurrent
(in thousands)	Assets	Liabilities	Assets	Liabilities
Commodity
Oil	$14	$(20,249)	$—	$(11,687)
Gas	61,765	(4,940)	9,562	(10,644)
NGL	—	(18,824)	1,054	(6,404)
Total	$61,779	$(44,013)	$10,616	$(28,735)
Effects of netting arrangements	(8,923)	8,923	(6,276)	6,276
Total	$52,856	$(35,090)	$4,340	$(22,459)

Below is a reconciliation of the gross open positions by commodity to the net open positions presented on the condensed consolidated balance sheet as of December 31, 2025 (Predecessor):

	Current		Noncurrent
(in thousands)	Assets	Liabilities	Assets	Liabilities
Commodity
Oil	$2,056	$(1,661)	$793	$(757)
Gas	7,428	(11,738)	3,691	(9,723)
NGL	177	(3,727)	2,326	(3,064)
Total	$9,661	$(17,126)	$6,810	$(13,544)
Effects of netting arrangements	(9,661)	9,661	(6,810)	6,810
Total	$—	$(7,465)	$—	$(6,734)

The Company has entered into derivative contracts with counterparties who the Company believes are creditworthy counterparties. All of the Company’s counterparties are investment grade and no collateral has been required. As of March 31, 2026, the maximum amount of loss due to credit risk that the Company would incur if the counterparties failed to perform according to the terms of the derivative instrument contracts would be zero.

For the Successor period from March 4, 2026 through March 31, 2026, the Company incurred a realized loss of $6.2 million and an unrealized loss of $26.9 million on commodity derivatives, resulting in a total net loss of $33.2 million.

For the Predecessor period from January 1, 2026 through March 3, 2026, the Company incurred a realized loss of $10.6 million and an unrealized loss of $17.3 million on commodity derivatives, resulting in a total net loss of $27.9 million.

For the three months ended March 31, 2025 (Predecessor), the Company incurred a realized loss of $10.2 million and an unrealized loss of $8.3 million on commodity derivatives, resulting in a total net loss of $18.5 million.

Derivative Contract Modification

Concurrent with the Business Combination, the Company entered into an amendment agreement with a counterparty to modify the strike price of certain natural gas derivative contracts. The Company modified the fixed price of these natural gas swap contracts with a commodity reference price of NYMEX as actively traded at the Closing Date. The Company paid $60.0 million in cash consideration to modify these commodity derivative contracts, which is reflected as a cash outflow from operating activities in the condensed consolidated statement of cash flows in the Successor period from March 4, 2026 through March 31, 2026.